Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 16, 2020	Dec. 31, 2020	Mar. 01, 2021	Mar. 10, 2020
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value				$ 764,083
Proportion of ownership interest in joint operation	50.00%
Premier Gold Mines Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation	50.00%
Hardrock Mine Project [member] | Orion Mine Finance Group [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation	40.00%
Bottom of range [member] | Hardrock Mine Project [member] | Equinox Gold [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation	50.00%
Top of range [member] | Hardrock Mine Project [member] | Equinox Gold [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation	60.00%
Major Business Combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Name of acquiree		Premier Gold Mines Limited (“Premier”)
Description of how acquirer issues share to acquiree		On closing of the Transaction, Premier shareholders will receive 0.1967 of an Equinox Gold share.
Non adjusting Events [member] | Hardrock Mine Project [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interest acquired			10.00%
Consideration transferred, acquisition-date fair value			$ 51,000